December 31, 2005	• Pacific Select Fund • Separate Account A of Pacific Life & Annuity Company

Annual
Report

Pacific Life & Annuity

TABLE OF CONTENTS

PACIFIC SELECT FUND
Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-6
Statements of Changes in Net Assets	D-11
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-3
Where to Go for More Information	H-10

The 2005 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds® Growth-Income and American Funds® Growth Portfolios of the Pacific Select Fund (“PSF”). For those shareholders, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2005 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

	Blue	Aggressive	Financial	Diversified		American Funds®	American Funds®		Short
	Chip	Growth	Services	Research	Equity	Growth-Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$24,168,379
Aggressive Growth Portfolio		$376,267
Financial Services Portfolio			$235,057
Diversified Research Portfolio				$13,852,340
Equity Portfolio					$79,311
American Funds® Growth-Income Portfolio						$11,471,940
American Funds® Growth Portfolio							$15,292,879
Technology Portfolio								$410,173
Short Duration Bond Portfolio									$31,359,887
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	119,840	—	13,815	11,396	—	202,148
Fund shares redeemed	34,524	433	1,390	—	4	—	—	1,705	—

Total Assets	24,202,903	376,700	236,447	13,972,180	79,315	11,485,755	15,304,275	411,878	31,562,035

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	34,524	433	1,390	—	4	—	—	1,705	—
Fund shares purchased	—	—	—	119,840	—	13,815	11,396	—	202,148
Other	579	29	—	1,606	13	1,417	1,893	18	1,588

Total Liabilities	35,103	462	1,390	121,446	17	15,232	13,289	1,723	203,736

NET ASSETS	$24,167,800	$376,238	$235,057	$13,850,734	$79,298	$11,470,523	$15,290,986	$410,155	$31,358,299

Units Outstanding	2,452,248	34,904	20,462	1,254,796	8,209	1,056,189	1,292,399	42,943	3,163,961

Accumulation Unit Values	$7.52-$9.55	$10.74-$10.82	$11.46-$11.54	$10.99-$11.60	$9.62-$9.69	$10.85-$10.88	$11.82-$11.86	$9.52-$9.59	$9.88-$10.00

Cost of Investments	$21,061,030	$293,659	$196,125	$12,627,593	$69,068	$10,767,289	$13,283,005	$283,587	$31,958,100

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Concentrated Growth Portfolio (1)	$42,943
Growth LT Portfolio		$10,817,365
Focused 30 Portfolio			$301,150
Health Sciences Portfolio				$381,233
Mid-Cap Value Portfolio					$35,950,730
International Value Portfolio						$26,371,418
Capital Opportunities Portfolio							$2,098,437
International Large-Cap Portfolio								$47,115,840
Equity Index Portfolio									$12,801,724
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	1,021	105,537	—	365	24,552	10,584
Fund shares redeemed	2	101,308	15	—	—	37,972	—	—	—
Other	6	—	—	—	—	—	199	—	—

Total Assets	42,951	10,918,673	301,165	382,254	36,056,267	26,409,390	2,099,001	47,140,392	12,812,308

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	101,308	15	—	—	37,972	—	—	—
Fund shares purchased	—	—	—	1,021	105,537	—	365	24,552	10,584
Other	—	357	36	23	3,313	967	—	3,745	1,513

Total Liabilities	2	101,665	51	1,044	108,850	38,939	365	28,297	12,097

NET ASSETS	$42,949	$10,817,008	$301,114	$381,210	$35,947,417	$26,370,451	$2,098,636	$47,112,095	$12,800,211

Units Outstanding	3,955	968,232	22,288	32,148	2,661,493	2,071,249	207,562	3,532,779	1,181,764

Accumulation Unit Values	$10.85-$10.93	$11.11-$22.23	$13.48-$13.58	$11.83-$11.92	$13.43-$20.31	$12.67-$14.35	$10.08-$10.16	$8.37-$13.42	$10.75-$19.97

Cost of Investments	$28,429	$8,438,196	$215,423	$281,304	$31,957,314	$20,189,487	$1,616,087	$37,416,352	$12,039,146

(1)	Formerly named I-Net TollkeeperSM Variable Account and I-Net Tollkeeper PortfolioSM.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street® Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Index Portfolio	$11,552,068
Fasciano Small Equity Portfolio (1)		$6,713,375
Small-Cap Value Portfolio			$7,905,086
Multi-Strategy Portfolio				$1,127,086
Main Street® Core Portfolio					$25,151,775
Emerging Markets Portfolio						$15,528,423
Managed Bond Portfolio							$46,170,275
Inflation Managed Portfolio								$44,392,164
Money Market Portfolio									$5,274,938
Receivables:
Due from Pacific Life & Annuity Company	—	5,342	35,013	—	—	—	144,630	105,097	83,108
Fund shares redeemed	70,047	—	—	54	4,025	61,328	—	—	—
Other	—	—	—	—	—	5,047	—	—	—

Total Assets	11,622,115	6,718,717	7,940,099	1,127,140	25,155,800	15,594,798	46,314,905	44,497,261	5,358,046

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	70,047	—	—	54	4,025	61,328	—	—	—
Fund shares purchased	—	5,342	35,013	—	—	—	144,630	105,097	83,108
Other	839	642	172	82	2,189	—	3,051	3,059	339

Total Liabilities	70,886	5,984	35,185	136	6,214	61,328	147,681	108,156	83,447

NET ASSETS	$11,551,229	$6,712,733	$7,904,914	$1,127,004	$25,149,586	$15,533,470	$46,167,224	$44,389,105	$5,274,599

Units Outstanding	896,778	620,697	461,420	96,917	2,457,335	598,795	3,858,177	3,400,457	531,992

Accumulation Unit Values	$12.82-$15.06	$10.76-$11.20	$17.08-$17.29	$11.58-$11.67	$10.18-$16.68	$16.80-$26.10	$11.91-$16.27	$12.99-$17.07	$9.87-$12.43

Cost of Investments	$9,189,880	$5,951,190	$5,877,068	$971,429	$22,420,213	$9,198,285	$47,595,537	$46,334,862	$5,277,975

(1)	Formerly named Aggressive Equity Variable Account and Aggressive Equity Portfolio.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

								JPMorgan	JPMorgan	JPMorgan
								Investment	Investment	Investment
	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-	Trust	Trust	Trust
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value	Bond	Mid Cap Value	Large Cap
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Growth Variable
	Account	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account (1)	Account (1)

ASSETS
Investments:
High Yield Bond Portfolio	$10,361,467
Equity Income Portfolio		$1,400,059
Large-Cap Value Portfolio			$30,910,650
Comstock Portfolio				$15,305,868
Mid-Cap Growth Portfolio					$663,626
Real Estate Portfolio						$8,284,530
VN Small-Cap Value Portfolio							$796,313
JPMorgan Investment Trust Bond Portfolio								$56,535
JPMorgan Investment Trust Mid Cap Value Portfolio									$92,721
JPMorgan Investment Trust Large Cap Growth Portfolio										$51,105
Receivables:
Due from Pacific Life & Annuity Company	38,789	—	—	8,194	—	2,741	1,670	—	—	—
Fund shares redeemed	—	38	224,074	—	148	—	—	2	4	2
Other	—	24	—	—	—	—	—	—	—	—

Total Assets	10,400,256	1,400,121	31,134,724	15,314,062	663,774	8,287,271	797,983	56,537	92,725	51,107

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	38	224,074	—	148	—	—	2	4	2
Fund shares purchased	38,789	—	—	8,194	—	2,741	1,670	—	—	—
Other	798	—	647	938	43	572	93	2	2	4

Total Liabilities	39,587	38	224,721	9,132	191	3,313	1,763	4	6	6

NET ASSETS	$10,360,669	$1,400,083	$30,910,003	$15,304,930	$663,583	$8,283,958	$796,220	$56,533	$92,719	$51,101

Units Outstanding	858,556	120,933	2,813,544	1,375,361	65,982	433,955	69,822	5,384	7,773	4,727

Accumulation Unit Values	$12.01-$14.22	$11.54-$11.63	$10.93-$13.24	$10.14-$11.17	$10.01-$10.09	$18.98-$28.79	$11.39-$11.43	$10.47-$10.50	$11.89-$11.93	$10.78-$10.81

Cost of Investments	$10,302,461	$1,019,869	$25,076,100	$13,476,930	$436,493	$5,872,817	$745,120	$56,135	$91,573	$50,625

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

	Blue	Aggressive	Financial	Diversified		American Funds	American Funds		Short
	Chip	Growth	Services	Research	Equity	Growth-Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

INVESTMENT INCOME
Dividends	$86,028	$—	$3,134	$58,337	$188	$112,923	$57,288	$—	$881,269

Total Investment Income	86,028	—	3,134	58,337	188	112,923	57,288	—	881,269

EXPENSES
Mortality and expense risk fees and administrative fees	432,610	7,068	4,636	147,204	1,023	104,716	135,792	6,760	474,466
Charges for Stepped-Up death benefit rider	23,766	416	347	7,479	43	5,095	6,470	512	23,338

Total Expenses	456,376	7,484	4,983	154,683	1,066	109,811	142,262	7,272	497,804

Net Investment Income (Loss)	(370,348)	(7,484)	(1,849)	(96,346)	(878)	3,112	(84,974)	(7,272)	383,465

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(292,633)	9,991	6,249	(5,001)	148	(1,567)	738	9,187	(175,389)
Realized gain distributions	—	—	1,184	—	—	—	—	—	—

Realized Gain (Loss)	(292,633)	9,991	7,433	(5,001)	148	(1,567)	738	9,187	(175,389)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	311,948	10,731	(8,806)	929,039	5,352	704,651	2,009,875	67,679	(248,344)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($351,033)	$13,238	($3,222)	$827,692	$4,622	$706,196	$1,925,639	$69,594	($40,268)

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$25,606	$2,339	$—	$183,148	$485,102	$21,874	$344,119	$181,704

Total Investment Income	—	25,606	2,339	—	183,148	485,102	21,874	344,119	181,704

EXPENSES
Mortality and expense risk fees and administrative fees	1,320	171,129	3,559	5,980	435,017	403,413	53,823	587,888	125,175
Charges for Stepped-Up death benefit rider	70	9,826	226	505	22,843	21,773	3,467	30,712	6,032

Total Expenses	1,390	180,955	3,785	6,485	457,860	425,186	57,290	618,600	131,207

Net Investment Income (Loss)	(1,390)	(155,349)	(1,446)	(6,485)	(274,712)	59,916	(35,416)	(274,481)	50,497

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	10,312	32,895	5,122	(1,773)	(62,170)	431,626	176,694	(16,116)	(6,844)
Realized gain distributions	—	—	—	6,735	2,480,207	—	—	—	43,530

Realized Gain (Loss)	10,312	32,895	5,122	4,962	2,418,037	431,626	176,694	(16,116)	36,686

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(9,169)	561,684	41,359	40,470	554,226	1,346,728	(347,182)	4,820,549	553,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($247)	$439,230	$45,035	$38,947	$2,697,551	$1,838,270	($205,904)	$4,529,952	$640,962

(1)	Formerly named I-Net Tollkeeper Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$54,992	$13,728	$94,018	$25,011	$266,247	$126,920	$1,387,131	$1,202,879	$127,838

Total Investment Income	54,992	13,728	94,018	25,011	266,247	126,920	1,387,131	1,202,879	127,838

EXPENSES
Mortality and expense risk fees and administrative fees	162,489	69,932	132,277	18,157	319,804	179,152	660,040	652,364	75,053
Charges for Stepped-Up death benefit rider	9,095	3,537	7,391	1,041	15,724	9,951	34,166	33,731	3,534

Total Expenses	171,584	73,469	139,668	19,198	335,528	189,103	694,206	686,095	78,587

Net Investment Income (Loss)	(116,592)	(59,741)	(45,650)	5,813	(69,281)	(62,183)	692,925	516,784	49,251

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(20,719)	(1,820)	177,824	27	(9,542)	(14,750)	(138,580)	(227,063)	(80)
Realized gain distributions	—	—	307,125	—	—	—	1,250,170	2,655,275	—

Realized Gain (Loss)	(20,719)	(1,820)	484,949	27	(9,542)	(14,750)	1,111,590	2,428,212	(80)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	490,642	404,211	266,456	16,725	1,290,546	4,193,603	(1,435,301)	(2,606,043)	(992)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$353,331	$342,650	$705,755	$22,565	$1,211,723	$4,116,670	$369,214	$338,953	$48,179

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

								JPMorgan	JPMorgan	JPMorgan
								Investment	Investment	Investment
	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-	Trust	Trust	Trust
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value	Bond	Mid Cap Value	Large Cap Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account (1)	Account (1)

INVESTMENT INCOME
Dividends	$641,558	$24,013	$395,196	$221,657	$—	$67,727	$3,338	$—	$—	$—

Total Investment Income	641,558	24,013	395,196	221,657	—	67,727	3,338	—	—	—

EXPENSES
Mortality and expense risk fees and administrative fees	147,096	30,064	544,076	212,081	9,300	112,160	7,037	64	109	64
Charges for Stepped-Up death benefit rider	7,483	1,778	29,899	11,862	407	6,456	271	4	1	1

Total Expenses	154,579	31,842	573,975	223,943	9,707	118,616	7,308	68	110	65

Net Investment Income (Loss)	486,979	(7,829)	(178,779)	(2,286)	(9,707)	(50,889)	(3,970)	(68)	(110)	(65)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(39,298)	87,236	(15,887)	(15,226)	(167)	(7,449)	639	(1)	—	—
Realized gain distributions	—	42,122	—	460,193	—	259,816	23,644	—	—	—

Realized Gain (Loss)	(39,298)	129,358	(15,887)	444,967	(167)	252,367	24,283	(1)	—	—

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(363,189)	(101,594)	797,779	(16,176)	98,811	818,186	51,193	401	1,148	480

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,492	$19,935	$603,113	$426,505	$88,937	$1,019,664	$71,506	$332	$1,038	$415

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip		Aggressive Growth		Financial Services		Diversified Research
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($370,348)	($192,624)	($7,484)	($4,892)	($1,849)	($163)	($96,346)	($11,271)
Realized gain (loss)	(292,633)	(16,748)	9,991	(2,908)	7,433	(7,959)	(5,001)	(1,208)
Change in unrealized appreciation (depreciation) on investments	311,948	1,365,812	10,731	43,161	(8,806)	32,018	929,039	245,120

Net Increase (Decrease) in Net Assets Resulting from Operations	(351,033)	1,156,440	13,238	35,361	(3,222)	23,896	827,692	232,641

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,802,514	13,913,868	22,670	83,369	13,480	98,903	2,406,469	1,025,441
Transfers between variable and fixed accounts, net	(13,473,967)	4,466,245	(102,707)	227,917	(330,015)	340,061	8,003,520	1,333,962
Transfers—policy charges and deductions	(136,369)	(238,865)	(98)	(94)	(196)	(130)	(21,025)	(7,702)
Transfers—surrenders	(744,068)	(397,835)	(79,664)	(1,217)	(15,842)	(24,030)	(277,095)	(12,972)
Transfers—other	408	(695)	6	(20)	813	191	(2,286)	(115)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,551,482)	17,742,718	(159,793)	309,955	(331,760)	414,995	10,109,583	2,338,614

NET INCREASE (DECREASE) IN NET ASSETS	(7,902,515)	18,899,158	(146,555)	345,316	(334,982)	438,891	10,937,275	2,571,255

NET ASSETS
Beginning of Year	32,070,315	13,171,157	522,793	177,477	570,039	131,148	2,913,459	342,204

End of Year	$24,167,800	$32,070,315	$376,238	$522,793	$235,057	$570,039	$13,850,734	$2,913,459

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Equity		American Funds Growth-Income	American Funds Growth	Technology
	Variable Account		Variable Account	Variable Account	Variable Account
	Year Ended	Year Ended	Period Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005 (1)	2005 (1)	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($878)	($403)	$3,112	($84,974)	($7,272)	($6,532)
Realized gain (loss)	148	(1,538)	(1,567)	738	9,187	(8,885)
Change in unrealized appreciation on investments	5,352	1,903	704,651	2,009,875	67,679	20,435

Net Increase (Decrease) in Net Assets Resulting from Operations	4,622	(38)	706,196	1,925,639	69,594	5,018

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	31,661	1,806	2,029,973	2,804,738	13,315	97,852
Transfers between variable and fixed accounts, net	(1,559)	(467)	8,923,069	10,809,611	(116,642)	569
Transfers—policy charges and deductions	(12)	(20)	(11,069)	(12,842)	(118)	(108)
Transfers—surrenders	—	—	(175,753)	(233,646)	(15,315)	(2,569)
Transfers—other	(2)	1,608	(1,893)	(2,514)	(10)	(47)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	30,088	2,927	10,764,327	13,365,347	(118,770)	95,697

NET INCREASE (DECREASE) IN NET ASSETS	34,710	2,889	11,470,523	15,290,986	(49,176)	100,715

NET ASSETS
Beginning of Year/Period	44,588	41,699	—	—	459,331	358,616

End of Year/Period	$79,298	$44,588	$11,470,523	$15,290,986	$410,155	$459,331

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Short Duration Bond		Concentrated Growth		Growth LT		Focused 30
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$383,465	$174,418	($1,390)	($2,704)	($155,349)	($139,917)	($1,446)	($2,721)
Realized gain (loss)	(175,389)	(27,495)	10,312	16,819	32,895	(45,466)	5,122	(803)
Change in unrealized appreciation (depreciation) on investments	(248,344)	(287,737)	(9,169)	(5,823)	561,684	1,034,358	41,359	23,303

Net Increase (Decrease) in Net Assets Resulting from Operations	(40,268)	(140,814)	(247)	8,292	439,230	848,975	45,035	19,779

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	7,282,087	12,653,609	—	50,841	2,795,707	5,032,757	(3,730)	39,086
Transfers between variable and fixed accounts, net	(1,269,791)	1,392,109	(2,293)	(294,712)	(3,414,557)	244,369	91,779	37,880
Transfers—policy charges and deductions	(223,002)	(145,361)	(12)	(18,558)	(48,372)	(53,600)	(76)	(66)
Transfers—surrenders	(1,003,134)	(463,834)	(44,359)	(2,455)	(261,339)	(165,399)	(37,766)	(1,791)
Transfers—other	313	(217)	4	(19)	(564)	(199)	(281)	(11)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,786,473	13,436,306	(46,660)	(264,903)	(929,125)	5,057,928	49,926	75,098

NET INCREASE (DECREASE) IN NET ASSETS	4,746,205	13,295,492	(46,907)	(256,611)	(489,895)	5,906,903	94,961	94,877

NET ASSETS
Beginning of Year	26,612,094	13,316,602	89,856	346,467	11,306,903	5,400,000	206,153	111,276

End of Year	$31,358,299	$26,612,094	$42,949	$89,856	$10,817,008	$11,306,903	$301,114	$206,153

(1)	Formerly named I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Health Sciences		Mid-Cap Value		International Value		Capital Opportunities
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,485)	($7,039)	($274,712)	($136,132)	$59,916	$42,079	($35,416)	($32,030)
Realized gain (loss)	4,962	(1,608)	2,418,037	(15,344)	431,626	(82,647)	176,694	(23,471)
Change in unrealized appreciation (depreciation) on investments	40,470	25,691	554,226	2,569,474	1,346,728	3,006,270	(347,182)	537,745

Net Increase (Decrease) in Net Assets Resulting from Operations	38,947	17,044	2,697,551	2,417,998	1,838,270	2,965,702	(205,904)	482,244

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,816	81,771	6,912,360	6,241,657	6,564,146	11,338,999	745,302	2,413,677
Transfers between variable and fixed accounts, net	(124,651)	156,865	11,987,295	410,167	(6,537,662)	(995,124)	(3,831,345)	(67,542)
Transfers—policy charges and deductions	(207)	(179)	(84,858)	(81,733)	(146,069)	(128,272)	(17,186)	(34,023)
Transfers—surrenders	(9,423)	(25,117)	(878,636)	(199,802)	(684,288)	(352,391)	(50,747)	(58,429)
Transfers—other	348	68	(4,655)	(417)	(645)	(1,549)	1,001	(44)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(127,117)	213,408	17,931,506	6,369,872	(804,518)	9,861,663	(3,152,975)	2,253,639

NET INCREASE (DECREASE) IN NET ASSETS	(88,170)	230,452	20,629,057	8,787,870	1,033,752	12,827,365	(3,358,879)	2,735,883

NET ASSETS
Beginning of Year	469,380	238,928	15,318,360	6,530,490	25,336,699	12,509,334	5,457,515	2,721,632

End of Year	$381,210	$469,380	$35,947,417	$15,318,360	$26,370,451	$25,336,699	$2,098,636	$5,457,515

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Large-Cap		Equity Index		Small-Cap Index		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($274,481)	($83,951)	$50,497	$3,467	($116,592)	($58,747)	($59,741)	($13,444)
Realized gain (loss)	(16,116)	(13,045)	36,686	(4,393)	(20,719)	(28,071)	(1,820)	(25,958)
Change in unrealized appreciation on investments	4,820,549	3,301,925	553,779	87,562	490,642	1,186,328	404,211	183,672

Net Increase in Net Assets Resulting from Operations	4,529,952	3,204,929	640,962	86,636	353,331	1,099,510	342,650	144,270

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	9,993,994	11,060,370	2,460,729	114,274	2,387,306	3,404,684	1,342,022	696,949
Transfers between variable and fixed accounts, net	8,199,542	1,132,275	8,825,423	211,457	259,302	720,664	3,831,263	(735,673)
Transfers—policy charges and deductions	(113,662)	(150,323)	(18,650)	(4,364)	(37,325)	(68,679)	(5,864)	(7,079)
Transfers—surrenders	(974,568)	(311,009)	(317,285)	(23,612)	(272,753)	(144,877)	(92,295)	(19,809)
Transfers—other	(2,607)	(154)	(1,144)	(1,292)	(1,518)	169	(126)	(71)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	17,102,699	11,731,159	10,949,073	296,463	2,335,012	3,911,961	5,075,000	(65,683)

NET INCREASE IN NET ASSETS	21,632,651	14,936,088	11,590,035	383,099	2,688,343	5,011,471	5,417,650	78,587

NET ASSETS
Beginning of Year	25,479,444	10,543,356	1,210,176	827,077	8,862,886	3,851,415	1,295,083	1,216,496

End of Year	$47,112,095	$25,479,444	$12,800,211	$1,210,176	$11,551,229	$8,862,886	$6,712,733	$1,295,083

(1)	Formerly named Aggressive Equity Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small-Cap Value		Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss) (1)	($45,650)	$18,552	$5,813	$4,028	($69,281)	$4,263	($62,183)	$30,251
Realized gain (loss) (1)	484,949	112,639	27	(373)	(9,542)	(4,027)	(14,750)	(8,371)
Change in unrealized appreciation on investments	266,456	1,266,597	16,725	72,051	1,290,546	849,710	4,193,603	1,740,082

Net Increase in Net Assets Resulting from Operations	705,755	1,397,788	22,565	75,706	1,211,723	849,946	4,116,670	1,761,962

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,140,136	4,021,834	24,550	280,530	5,083,306	5,374,247	2,894,658	2,219,909
Transfers between variable and fixed accounts, net	(3,729,752)	(279,103)	4,283	195,961	6,841,021	1,626,041	1,659,272	1,633,866
Transfers—policy charges and deductions	(45,021)	(38,546)	(344)	(5,102)	(79,592)	(44,578)	(35,883)	(24,288)
Transfers—surrenders	(215,630)	(108,479)	(22,780)	(10,383)	(708,782)	(194,611)	(268,900)	(67,054)
Transfers—other	(105)	(113)	64	(47)	(3,664)	(988)	611	(180)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,850,372)	3,595,593	5,773	460,959	11,132,289	6,760,111	4,249,758	3,762,253

NET INCREASE (DECREASE) IN NET ASSETS	(1,144,617)	4,993,381	28,338	536,665	12,344,012	7,610,057	8,366,428	5,524,215

NET ASSETS
Beginning of Year	9,049,531	4,056,150	1,098,666	562,001	12,805,574	5,195,517	7,167,042	1,642,827

End of Year	$7,904,914	$9,049,531	$1,127,004	$1,098,666	$25,149,586	$12,805,574	$15,533,470	$7,167,042

(1)	Prior year net investment income and realized gain for the Small-Cap Value Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Bond		Inflation Managed		Money Market		High Yield Bond
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss) (1)	$692,925	$353,033	$516,784	($203,641)	$49,251	($29,042)	$486,979	$341,551
Realized gain (loss) (1)	1,111,590	131,699	2,428,212	1,619,677	(80)	(1,192)	(39,298)	(36,677)
Change in unrealized appreciation (depreciation) on investments	(1,435,301)	405,726	(2,606,043)	408,544	(992)	(1,035)	(363,189)	169,085

Net Increase (Decrease) in Net Assets Resulting from Operations	369,214	890,458	338,953	1,824,580	48,179	(31,269)	84,492	473,959

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	10,056,952	14,706,018	8,680,991	12,835,413	891,870	3,684,789	1,989,940	3,090,045
Transfers between variable and fixed accounts, net	4,140,321	824,527	2,967,513	3,735,670	99,315	(1,661,725)	1,188,742	(395,399)
Transfers—policy charges and deductions	(233,609)	(172,431)	(184,566)	(220,367)	(383,606)	(11,471)	(62,376)	(61,151)
Transfers—surrenders	(1,434,641)	(590,899)	(1,594,106)	(629,799)	(719,453)	(95,496)	(431,838)	(130,252)
Transfers—other	(1,376)	(118)	(124)	(1,826)	(60)	74	(502)	174

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	12,527,647	14,767,097	9,869,708	15,719,091	(111,934)	1,916,171	2,683,966	2,503,417

NET INCREASE (DECREASE) IN NET ASSETS	12,896,861	15,657,555	10,208,661	17,543,671	(63,755)	1,884,902	2,768,458	2,977,376

NET ASSETS
Beginning of Year	33,270,363	17,612,808	34,180,444	16,636,773	5,338,354	3,453,452	7,592,211	4,614,835

End of Year	$46,167,224	$33,270,363	$44,389,105	$34,180,444	$5,274,599	$5,338,354	$10,360,669	$7,592,211

(1)	Prior year net investment income (loss) and realized gain for the Managed Bond and Inflation Managed Variable Accounts have been reclassified to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Equity Income		Large-Cap Value		Comstock		Mid-Cap Growth
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7,829)	$750	($178,779)	($15,985)	($2,286)	($25,372)	($9,707)	($7,594)
Realized gain (loss)	129,358	(2,288)	(15,887)	(19,074)	444,967	(2,182)	(167)	(20,427)
Change in unrealized appreciation (depreciation) on investments	(101,594)	223,659	797,779	2,632,014	(16,176)	1,281,337	98,811	87,652

Net Increase in Net Assets Resulting from Operations	19,935	222,121	603,113	2,596,955	426,505	1,253,783	88,937	59,631

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	219,588	737,924	8,659,260	17,641,517	3,820,783	4,752,466	18,268	183,685
Transfers between variable and fixed accounts, net	(1,207,408)	34,558	(17,102,247)	2,374,415	574,731	421,037	37,597	52,765
Transfers—policy charges and deductions	(18,786)	(13,396)	(190,117)	(283,451)	(52,408)	(51,153)	(263)	(47,420)
Transfers—surrenders	(102,338)	(38,021)	(871,197)	(534,101)	(467,581)	(125,779)	(5,157)	(1,412)
Transfers—other	371	(310)	526	(2,084)	(620)	(429)	(158)	(100)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,108,573)	720,755	(9,503,775)	19,196,296	3,874,905	4,996,142	50,287	187,518

NET INCREASE (DECREASE) IN NET ASSETS	(1,088,638)	942,876	(8,900,662)	21,793,251	4,301,410	6,249,925	139,224	247,149

NET ASSETS
Beginning of Year	2,488,721	1,545,845	39,810,665	18,017,414	11,003,520	4,753,595	524,359	277,210

End of Year	$1,400,083	$2,488,721	$30,910,003	$39,810,665	$15,304,930	$11,003,520	$663,583	$524,359

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

				JPMorgan Investment Trust	JPMorgan Investment Trust	JPMorgan Investment Trust
	Real Estate		VN Small-Cap Value	Bond	Mid Cap Value	Large Cap Growth
	Variable Account		Variable Account	Variable Account	Variable Account	Variable Account
	Year Ended	Year Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005 (1)	2005 (1)	2005 (1)	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss) (2)	($50,889)	$53,347	($3,970)	($68)	($110)	($65)
Realized gain (loss) (2)	252,367	34,046	24,283	(1)	—	—
Change in unrealized appreciation on investments	818,186	1,323,913	51,193	401	1,148	480

Net Increase in Net Assets Resulting from Operations	1,019,664	1,411,306	71,506	332	1,038	415

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,604,886	2,163,774	137,757	55,952	90,329	49,952
Transfers between variable and fixed accounts, net	43,906	(9,045)	591,679	252	1,355	738
Transfers—policy charges and deductions	(19,159)	(23,451)	(312)	—	—	—
Transfers—surrenders	(204,141)	(60,367)	(4,246)	—	—	—
Transfers—other	(200)	129	(164)	(3)	(3)	(4)

Net Increase in Net Assets Derived from Policy Transactions	1,425,292	2,071,040	724,714	56,201	91,681	50,686

NET INCREASE IN NET ASSETS	2,444,956	3,482,346	796,220	56,533	92,719	51,101

NET ASSETS
Beginning of Year/Period	5,839,002	2,356,656	—	—	—	—

End of Year/Period	$8,283,958	$5,839,002	$796,220	$56,533	$92,719	$51,101

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Prior year net investment income and realized gain for the Real Estate Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), ratios of investment income to average daily net assets, and total returns data for each year or period ended December 31 are presented in the tables below. The ratios of expenses to average daily net assets for each of the Variable Accounts are discussed in Note 4 to Financial Statements.

			AUV
	Number of Units		at December 31 (1)		Investment Income	Total Return (3)
Variable Accounts	Outstanding	Total Net Assets	Lowest	Highest	Ratio (2)	Lowest	Highest

Blue Chip
2005	2,542,248	$24,167,800	$7.52	$9.55	0.33%	1.06%	1.26%
2004	3,409,549	32,070,315	9.38	9.43	0.87%	2.74%	2.94%
2003	1,440,298	13,171,157	9.13	9.16	0.44%	23.07%	23.31%
04/01/2002 - 12/31/2002	199,934	1,483,975	7.42	7.43	0.59%	(25.83%)	(25.72%)

Aggressive Growth
2005	34,904	$376,238	$10.74	$10.82	0.00%	3.67%	3.87%
2004	50,381	522,793	10.36	10.41	0.00%	9.83%	10.05%
2003	18,777	177,477	9.43	9.46	0.00%	24.34%	24.59%
04/01/2002 - 12/31/2002	11,513	87,392	7.58	7.60	0.00%	(24.16%)	(24.05%)

Financial Services
2005	20,462	$235,057	$11.46	$11.54	1.13%	3.55%	3.76%
2004	51,432	570,039	11.06	11.12	1.69%	6.73%	6.94%
2003	12,635	131,148	10.36	10.40	1.31%	26.64%	26.90%
04/01/2002 - 12/31/2002	2,412	19,748	8.18	8.20	1.17%	(18.16%)	(18.03%)

Diversified Research
2005	1,254,796	$13,850,734	$10.99	$11.60	0.64%	3.31%	3.52%
2004	273,171	2,913,459	10.63	10.69	1.02%	9.17%	9.38%
2003	35,083	342,204	9.74	9.78	0.52%	30.20%	30.46%
04/01/2002 - 12/31/2002	12,140	90,895	7.48	7.49	0.79%	(25.18%)	(25.07%)

Equity
2005	8,209	$79,298	$9.62	$9.69	0.30%	4.58%	4.79%
2004	4,825	44,588	9.20	9.25	0.76%	3.22%	3.42%
2003	4,665	41,699	8.91	8.94	0.76%	22.06%	22.30%
04/01/2002 - 12/31/2002	362	2,646	7.30	7.31	2.56%	(26.98%)	(26.87%)

American Funds Growth‑Income (4)
05/02/2005 - 12/31/2005	1,056,189	$11,470,523	$10.85	$10.88	1.75%	8.51%	8.51%

American Funds Growth (4)
05/02/2005 - 12/31/2005	1,292,399	$15,290,986	$11.82	$11.86	0.69%	18.22%	18.22%

Technology
2005	42,943	$410,155	$9.52	$9.59	0.00%	19.49%	19.73%
2004	57,509	459,331	7.97	8.01	0.00%	1.76%	1.96%
2003	45,727	358,616	7.83	7.86	0.00%	39.98%	40.26%
04/01/2002 - 12/31/2002	11,311	63,305	5.60	5.60	0.00%	(44.05%)	(43.96%)

Short Duration Bond
2005	3,163,961	$31,358,299	$9.88	$10.00	3.05%	(0.28%)	(0.08%)
2004	2,680,719	26,612,094	9.91	9.94	2.57%	(0.65%)	(0.45%)
05/01/2003 - 12/31/2005	1,334,387	13,316,602	9.97	9.99	2.83%	(0.28%)	(0.15%)

Concentrated Growth (5)
2005	3,955	$42,949	$10.85	$10.93	0.00%	0.47%	0.67%
2004	8,296	89,856	10.80	10.86	0.00%	10.59%	10.81%
2003	35,432	346,467	9.76	9.80	0.00%	40.60%	40.88%
04/01/2002 - 12/31/2002	2,491	17,322	6.94	6.95	0.00%	(30.56%)	(30.46%)

Growth LT
2005	968,232	$10,817,008	$11.11	$22.23	0.25%	5.71%	5.92%
2004	1,073,055	11,306,903	10.51	10.56	0.00%	8.38%	8.59%
2003	556,043	5,400,000	9.69	9.73	0.00%	31.53%	31.79%
04/01/2002 - 12/31/2002	93,203	687,335	7.37	7.38	0.23%	(26.30%)	(26.18%)

Focused 30
2005	22,288	$301,114	$13.48	$13.58	1.08%	19.84%	20.08%
2004	18,275	206,153	11.25	11.31	0.06%	12.74%	12.97%
2003	11,128	111,276	9.98	10.01	0.00%	39.65%	39.93%
04/01/2002 - 12/31/2002	2,328	16,634	7.14	7.15	0.00%	(28.56%)	(28.45%)

Health Sciences
2005	32,148	$381,210	$11.83	$11.92	0.00%	13.18%	13.40%
2004	44,831	469,380	10.45	10.51	0.00%	5.57%	5.78%
2003	24,116	238,928	9.90	9.94	0.00%	25.48%	25.73%
04/01/2002 - 12/31/2002	9,463	74,673	7.89	7.90	0.00%	(21.09%)	(20.97%)

Mid-Cap Value
2005	2,661,493	$35,947,417	$13.43	$20.31	0.69%	6.88%	7.09%
2004	1,215,240	15,318,360	12.57	12.64	0.47%	22.78%	23.03%
2003	636,839	6,530,490	10.24	10.27	0.99%	26.74%	26.99%
04/01/2002 - 12/31/2002 (6)	86,833	701,668	8.08	8.09	1.94%	(19.24%)	(19.12%)

See Notes to Financial Statements	See Explanation of References on Page J-3

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

			AUV
	Number of Units		at December 31 (1)		Investment Income	Total Return (3)
Variable Accounts	Outstanding	Total Net Assets	Lowest	Highest	Ratio (2)	Lowest	Highest

International Value
2005	2,071,249	$26,370,451	$12.67	$14.35	1.97%	7.43%	7.64%
2004	2,141,329	25,336,699	11.80	11.86	1.96%	14.29%	14.52%
2003	1,209,748	12,509,334	10.32	10.36	3.02%	25.37%	25.62%
04/01/2002 - 12/31/2002	119,140	981,421	8.23	8.24	5.86%	(17.68%)	(17.55%)

Capital Opportunities
2005	207,562	$2,098,636	$10.08	$10.16	0.67%	(0.03%)	0.17%
2004	539,562	5,457,515	10.09	10.14	0.93%	10.63%	10.85%
2003	298,032	2,721,632	9.12	9.15	0.78%	24.80%	25.05%
04/01/2002 - 12/31/2002	27,388	200,153	7.30	7.32	1.03%	(26.95%)	(26.84%)

International Large-Cap
2005	3,532,779	$47,112,095	$8.37	$13.42	0.96%	10.64%	10.86%
2004	2,109,994	25,479,444	12.04	12.11	1.25%	16.43%	16.67%
2003	1,017,799	10,543,356	10.34	10.38	1.67%	28.13%	28.38%
04/01/2002 - 12/31/2002	89,381	721,757	8.07	8.08	0.85%	(19.30%)	(19.18%)

Equity Index
2005	1,181,764	$12,800,211	$10.75	$19.97	2.34%	2.75%	2.96%
2004	115,344	1,210,176	10.46	10.51	2.10%	8.56%	8.78%
2003	85,713	827,077	9.63	9.67	1.68%	25.95%	26.20%
04/01/2002 - 12/31/2002 (6)	71,742	549,103	7.65	7.66	5.98%	(23.52%)	(23.40%)

Small-Cap Index
2005	896,778	$11,551,229	$12.82	$15.06	0.55%	2.47%	2.68%
2004	706,479	8,862,886	12.51	12.58	0.79%	15.60%	15.83%
2003	355,325	3,851,415	10.82	10.86	1.10%	43.85%	44.13%
04/01/2002 - 12/31/2002	44,599	335,636	7.52	7.53	3.90%	(24.78%)	(24.66%)

Fasciano Small Equity (5)
2005	620,697	$6,712,733	$10.76	$11.20	0.32%	0.78%	0.98%
2004	120,917	1,295,083	10.68	10.74	0.64%	16.76%	17.00%
2003	132,784	1,216,496	9.15	9.18	0.94%	30.71%	30.97%
04/01/2002 - 12/31/2002	13,182	92,281	7.00	7.01	0.00%	(30.02%)	(29.92%)

Small-Cap Value
2005	461,420	$7,904,914	$17.08	$17.29	1.17%	11.57%	11.79%
2004 (6)	589,926	9,049,531	15.31	15.36	2.02%	22.13%	22.38%
05/01/2003 - 12/31/2003	323,315	4,056,150	12.54	12.55	2.03%	25.37%	25.54%

Multi-Strategy
2005	96,917	$1,127,004	$11.58	$11.67	2.26%	1.88%	2.08%
2004	96,358	1,098,666	11.37	11.43	2.22%	7.80%	8.02%
2003	53,166	562,001	10.55	10.58	2.34%	21.02%	21.26%
04/01/2002 - 12/31/2002 (6)	16,611	144,815	8.72	8.73	4.94%	(12.85%)	(12.72%)

Main Street Core (5)
2005	2,457,335	$25,149,586	$10.18	$16.68	1.36%	4.05%	4.26%
2004	1,305,218	12,805,574	9.78	9.83	1.77%	7.53%	7.75%
2003	570,094	5,195,517	9.09	9.13	2.08%	24.63%	24.88%
04/01/2002 - 12/31/2002	24,195	176,780	7.30	7.31	1.92%	(27.03%)	(26.92%)

Emerging Markets
2005	598,795	$15,533,470	$16.80	$26.10	1.15%	38.89%	39.17%
2004	383,073	7,167,042	18.66	18.76	2.48%	32.16%	32.42%
2003	116,240	1,642,827	14.12	14.17	2.27%	65.40%	65.73%
04/01/2002 - 12/31/2002	7,734	66,038	8.53	8.55	0.01%	(14.66%)	(14.53%)

Managed Bond
2005	3,858,177	$46,167,224	$11.91	$16.27	3.44%	0.76%	0.96%
2004 (6)	2,806,844	33,270,363	11.82	11.88	3.09%	3.45%	3.65%
2003 (6)	1,539,015	17,612,808	11.42	11.46	4.70%	4.29%	4.50%
04/01/2002 - 12/31/2002 (6)	326,117	3,574,260	10.95	10.97	6.30%	9.53%	9.69%

Inflation Managed
2005	3,400,457	$44,389,105	$12.99	$17.07	3.02%	0.67%	0.87%
2004 (6)	2,641,179	34,180,444	12.90	12.97	0.94%	6.90%	7.12%
2003 (6)	1,375,752	16,636,773	12.07	12.11	0.10%	6.26%	6.47%
04/01/2002 - 12/31/2002 (6)	379,777	4,317,215	11.36	11.37	0.86%	13.57%	13.74%

Money Market
2005	531,992	$5,274,599	$9.87	$12.43	2.80%	0.94%	1.14%
2004	544,336	5,338,354	9.78	9.83	1.10%	(0.84%)	(0.64%)
2003	349,573	3,453,452	9.86	9.89	0.83%	(1.06%)	(0.86%)
04/01/2002 - 12/31/2002	233,262	2,326,618	9.96	9.98	1.48%	(0.36%)	(0.21%)

High Yield Bond
2005	858,556	$10,360,669	$12.01	$14.22	7.15%	0.50%	0.70%
2004	633,153	7,592,211	11.95	12.02	7.25%	7.42%	7.63%
2003	413,878	4,614,835	11.13	11.17	7.61%	18.09%	18.32%
04/01/2002 - 12/31/2002	81,444	768,040	9.42	9.44	9.68%	(5.78%)	(5.63%)

See Notes to Financial Statements	See Explanation of References on Page J-3

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

			AUV
	Number of Units		at December 31 (1)		Investment Income	Total Return (3)
Variable Accounts	Outstanding	Total Net Assets	Lowest	Highest	Ratio (2)	Lowest	Highest

Equity Income
2005	120,933	$1,400,083	$11.54	$11.63	1.32%	3.70%	3.91%
2004	222,895	2,488,721	11.13	11.19	1.77%	10.13%	10.35%
2003	152,687	1,545,845	10.11	10.14	1.83%	23.92%	24.17%
04/01/2002 - 12/31/2002	50,183	409,488	8.15	8.17	4.30%	(18.46%)	(18.33%)

Large-Cap Value
2005	2,813,544	$30,910,003	$10.93	$13.24	1.20%	4.22%	4.42%
2004	3,782,939	39,810,665	10.49	10.55	1.68%	7.91%	8.13%
2003	1,849,726	18,017,414	9.72	9.76	2.25%	28.84%	29.09%
04/01/2002 - 12/31/2002	234,299	1,769,233	7.55	7.56	5.30%	(24.54%)	(24.42%)

Comstock (5)
2005	1,375,361	$15,304,930	$10.14	$11.17	1.71%	2.45%	2.66%
2004	1,013,701	11,003,520	10.82	10.88	1.41%	15.02%	15.25%
2003	504,279	4,753,595	9.41	9.44	1.63%	28.98%	29.24%
04/01/2002 - 12/31/2002	11,464	83,698	7.30	7.31	0.02%	(27.05%)	(26.94%)

Mid-Cap Growth
2005	65,982	$663,583	$10.01	$10.09	0.00%	15.75%	15.98%
2004	60,416	524,359	8.65	8.70	0.00%	19.36%	19.60%
2003	38,167	277,210	7.25	7.27	0.00%	28.00%	28.26%
04/01/2002 - 12/31/2002	11,404	64,584	5.66	5.67	0.00%	(43.40%)	(43.31%)

Real Estate (5)
2005	433,955	$8,283,958	$18.98	$28.79	0.99%	14.65%	14.88%
2004 (6)	351,753	5,839,002	16.55	16.65	3.06%	35.10%	35.37%
2003 (6)	192,017	2,356,656	12.25	12.30	5.35%	35.01%	35.28%
04/01/2002 - 12/31/2002 (6)	29,973	272,123	9.08	9.09	8.33%	(9.24%)	(9.10%)

VN Small-Cap Value (4)
05/02/2005 - 12/31/2005	69,822	$796,220	$11.39	$11.43	0.77%	13.93%	13.93%

JPMorgan Investment Trust Bond (4)
10/17/2005 - 12/31/2005	5,384	$56,533	$10.47	$10.50	0.00%	0.79%	0.79%

JPMorgan Investment Trust Mid Cap Value (4)
09/28/2005 - 12/31/2005	7,773	$92,719	$11.89	$11.93	0.00%	1.89%	1.89%

JPMorgan Investment Trust Large Cap Growth (4)
09/28/2005 - 12/31/2005	4,727	$51,101	$10.78	$10.81	0.00%	5.14%	5.14%

Explanation of References for Financial Highlights on J-1 through J-3

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a Variable Account if there is only one product which has investments during the year.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”), administrative charges, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E, administrative charges, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These charges are assessed at annual rates of the average daily net assets of each Variable Account as discussed in Note 4 to the Financial Statements. Total returns do not include deductions at the separate account or contract for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Total returns are not annualized for periods of less than one full year.

(4)	Operations commenced during 2005. (See Note 1 to Financial Statements).

(5)	Prior to May 1, 2002, Real Estate Variable Account was named REIT Variable Account; prior to January 1, 2003, Main Street Core Variable Account was named Large-Cap Core Variable Account; prior to May 1, 2003, Comstock Variable Account was named Strategic Value Variable Account; prior to February 1, 2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account; and prior to May 1, 2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(6)	Prior year investment income ratios have been restated to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2005 is comprised of forty subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios of Pacific Select Fund and JPMorgan Investment Trust (each, a “Fund” and collectively, the “Funds”) as follows:
Pacific Select Fund:
Blue Chip (Large-Cap Growth effective January 1, 2006)
Aggressive Growth
Financial Services
Diversified Research
Equity
American Funds® Growth-Income
American Funds® Growth
Technology
Short Duration Bond
Concentrated Growth (formerly I-Net TollkeeperSM)
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
International Value
Capital Opportunities
International Large-Cap
Equity Index
Small-Cap Index
Fasciano Small Equity (formerly Aggressive Equity)
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Equity Income
Large-Cap Value
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
JPMorgan Investment Trust:
JPMorgan Investment Trust Bond
JPMorgan Investment Trust Equity Index
JPMorgan Investment Trust Diversified Equity
JPMorgan Investment Trust Mid Cap Value
JPMorgan Investment Trust Large Cap Growth
JPMorgan Investment Trust Mid Cap Growth
     American Funds is a registered trademark of American Funds Distributors, Inc., I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds, Inc. Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections C through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) nine new Variable Accounts in 2005. American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts commenced operations on May 2, 2005; JPMorgan Investment Trust Mid Cap Value and JPMorgan Investment Trust Large Cap Growth Variable Accounts commenced operations on September 28, 2005; and JPMorgan Investment Trust Bond Variable Account commenced operations on October 17, 2005. There were no investments in the following new Variable Accounts as of December 31, 2005: JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, and JPMorgan Investment Trust Mid Cap Growth.
     The net assets of the Pacific Select Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, were transferred to the Pacific Select Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio), the underlying portfolio for the Small-Cap Index Variable Account, in exchange for shares of the Surviving Portfolio (the “Reorganization”). The Reorganization took place on April 30, 2004. In connection with the Reorganization, total of 44,576 outstanding accumulation units (valued at $424,168) of the Small-Cap Equity Variable Account were exchanged for 39,070 accumulation units with equal value of the Small-Cap Index Variable Account.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on January 25, 1999 and commenced operations on April 1, 2002. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.
     The Separate Account held by PL&A represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
4. CHARGES AND EXPENSES
     Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, and Pacific Odyssey. Each of them has two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, and additional death benefit rider charges for Contract Owners who purchased the Stepped-Up Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

	Death Benefit Options
	Standard Death	With Stepped-Up
Pacific Portfolios Contracts	Benefit	Death Benefit Rider

M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts

M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Pacific Odyssey Contracts (No investments as of 12/31/2005)

M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.40%	0.60%

     Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account for maintenance fees, any state premium tax charges, any other optional benefit rider charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by PL&A.
5. SUBSTITUTION AND SUBSEQUENT EVENTS
     An application for an order of approval for the substitution of the Equity Income Portfolio, the underlying portfolio for the Equity Income Variable Account, with shares of the American Funds Growth-Income Portfolio, the underlying portfolio for the American Funds Growth-Income Variable Account, has been filed with the SEC. If the SEC issues an order to permit the substitution, the Equity Income Portfolio will be liquidated and its shares will be exchanged for shares of the American Funds Growth-Income Portfolio. The Equity Income Portfolio will then be closed.
     On November 14, 2005, the Pacific Select Fund’s Board approved plans of reorganization (the “Reorganizations”) subject to approval by the SEC and the shareholders of the Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively. Under the Reorganizations, the Mid-Cap Growth Portfolio and the Large-Cap Value Portfolio, the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, will acquire all of the assets and liabilities of the Aggressive Growth Portfolio and Financial Services Portfolio, respectively. The Reorganizations are expected to be effective as of the close of business on April 28, 2006, or on a later date as the parties may agree.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
6. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2005, were as follows:

Variable Accounts	Purchases	Sales
Blue Chip	$8,837,880	$16,391,142
Aggressive Growth	349,321	509,121
Financial Services	41,041	372,847
Diversified Research	10,319,264	208,357
Equity	32,370	2,281
American Funds Growth-Income (1)	11,026,158	260,414
American Funds Growth (1)	13,815,686	448,446
Technology	91,671	210,454
Short Duration Bond	11,064,779	6,278,375
Concentrated Growth (2)	697	47,359
Growth LT	4,157,722	5,087,238
Focused 30	144,837	94,895
Health Sciences	35,311	162,444
Mid-Cap Value	19,445,590	1,511,795
International Value	7,403,793	8,208,896
Capital Opportunities	1,035,089	4,188,605
International Large-Cap	17,814,520	709,810
Equity Index	11,579,348	628,886
Small-Cap Index	3,054,001	718,800
Fasciano Small Equity (2)	5,258,681	183,051
Small-Cap Value	2,397,643	4,248,407
Multi-Strategy	91,679	85,901
Main Street Core	11,509,674	376,096
Emerging Markets	5,456,387	1,207,648
Managed Bond	13,536,355	1,007,859
Inflation Managed	11,748,999	1,878,661
Money Market	4,396,088	4,507,984
High Yield Bond	4,049,203	1,365,054
Equity Income	482,279	1,591,036
Large-Cap Value	10,321,823	19,827,716
Comstock	5,175,994	1,300,872
Mid-Cap Growth	101,684	51,389
Real Estate	2,187,227	761,786
VN Small-Cap Value (1)	777,441	52,634
JPMorgan Investment Trust Bond (1)	56,204	—
JPMorgan Investment Trust Mid Cap Value (1)	91,683	—
JPMorgan Investment Trust Large Cap Growth (1)	50,690	—

(1) Operations commenced during 2005 (See Note 1 to Financial Statements).
(2) The Concentrated Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper and Aggressive Equity Variable Accounts,
respectively.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2005 and 2004 were as follows:

	2005			2004
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Blue Chip	1,118,220	(1,985,521)	(867,301)	2,130,787	(161,536)	1,969,251
Aggressive Growth	34,542	(50,019)	(15,477)	37,014	(5,410)	31,604
Financial Services	2,314	(33,284)	(30,970)	54,611	(15,814)	38,797
Diversified Research	1,041,486	(59,861)	981,625	243,635	(5,547)	238,088
Equity	3,623	(239)	3,384	403	(243)	160
American Funds Growth-Income (1)	1,112,033	(55,844)	1,056,189	—	—	—
American Funds Growth (1)	1,389,499	(97,100)	1,292,399	—	—	—
Technology	11,432	(25,998)	(14,566)	32,255	(20,473)	11,782
Short Duration Bond	1,312,548	(829,306)	483,242	1,670,832	(324,500)	1,346,332
Concentrated Growth (2)	65	(4,406)	(4,341)	6,596	(33,732)	(27,136)
Growth LT	466,446	(571,269)	(104,823)	660,327	(143,315)	517,012
Focused 30	9,977	(5,964)	4,013	9,623	(2,476)	7,147
Health Sciences	3,496	(16,179)	(12,683)	24,363	(3,648)	20,715
Mid-Cap Value	1,741,287	(295,034)	1,446,253	757,132	(178,731)	578,401
International Value	783,319	(853,399)	(70,080)	1,271,146	(339,565)	931,581
Capital Opportunities	111,775	(443,775)	(332,000)	314,190	(72,660)	241,530
International Large-Cap	1,706,474	(283,689)	1,422,785	1,319,561	(227,366)	1,092,195
Equity Index	1,167,396	(100,976)	1,066,420	76,815	(47,184)	29,631
Small-Cap Index	322,366	(132,067)	190,299	459,448	(108,294)	351,154
Fasciano Small Equity (2)	536,767	(36,987)	499,780	91,236	(103,103)	(11,867)
Small-Cap Value	224,649	(353,155)	(128,506)	379,600	(112,989)	266,611
Multi-Strategy	6,785	(6,226)	559	45,665	(2,473)	43,192
Main Street Core	1,417,614	(265,497)	1,152,117	800,426	(65,302)	735,124
Emerging Markets	341,016	(125,294)	215,722	328,479	(61,646)	266,833
Managed Bond	1,442,683	(391,350)	1,051,333	1,587,038	(319,209)	1,267,829
Inflation Managed	1,123,783	(364,505)	759,278	1,574,298	(308,871)	1,265,427
Money Market	434,488	(446,832)	(12,344)	765,173	(570,410)	194,763
High Yield Bond	386,943	(161,540)	225,403	409,494	(190,219)	219,275
Equity Income	47,674	(149,636)	(101,962)	99,491	(29,283)	70,208
Large-Cap Value	1,161,886	(2,131,281)	(969,395)	2,144,765	(211,552)	1,933,213
Comstock	576,951	(215,291)	361,660	575,021	(65,599)	509,422
Mid-Cap Growth	11,231	(5,665)	5,566	83,787	(61,538)	22,249
Real Estate	154,951	(72,749)	82,202	226,632	(66,896)	159,736
VN Small-Cap Value (1)	75,876	(6,054)	69,822	—	—	—
JPMorgan Investment Trust Bond (1)	5,384	—	5,384	—	—	—
JPMorgan Investment Trust Mid Cap Value (1)	7,773	—	7,773	—	—	—
JPMorgan Investment Trust Large Cap Growth (1)	4,727	—	4,727	—	—	—

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper and Aggressive Equity Variable Accounts, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities of Separate Account A (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Financial Services, Diversified Research, Equity, American Funds® Growth-Income, American Funds® Growth, Technology, Short Duration Bond, Concentrated Growth (formerly I-Net TollkeeperSM), Growth LT, Focused 30, Health Sciences, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Equity Income, Large-Cap Value, Comstock, Mid-Cap Growth, Real Estate, VN Small-Cap Value, JPMorgan Investment Trust Bond, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Large Cap Growth Variable Accounts — collectively, the “Variable Accounts”) as of December 31, 2005, the related statements of operations for the year then ended (as to the American Funds Growth-Income, American Funds Growth, VN Small-Cap Value, JPMorgan Investment Trust Bond, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Large Cap Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2005), the statements of changes in net assets for each of the two years in the period then ended (as to the American Funds Growth-Income, American Funds Growth, VN Small-Cap Value, JPMorgan Investment Trust Bond, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Large Cap Growth Variable Accounts, for the periods from commencement of operations through December 31, 2005), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2005, the results of their operations, the changes in their net assets, and the related financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 22, 2006

L-1

Annual Report
as of December 31, 2005

•	Pacific Select Fund
•	Separate Account A of Pacific Life & Annuity Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life & Annuity Company
Mailing Address:
P.O. Box 7138
Pasadena, California 91109-7138

ADDRESS SERVICE REQUESTED

Form No.	N3555-6A